Financial Instruments and Risks Management - Liquidity Risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Risks Management
Financial Liabilities, Book Value	R$ 74,082,444	R$ 39,403,941
Liquidity risk
Financial Instruments and Risks Management
Financial Liabilities, Book Value	74,082,444	39,403,941
Financial liabilities, Future Value	108,690,925	58,306,342
Liquidity risk | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value	13,485,638	7,444,861
Liquidity risk | Later than one year and not later than two years
Financial Instruments and Risks Management
Financial liabilities, Future Value	7,756,823	4,966,440
Liquidity risk | Later than two years and not later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value	31,848,867	19,155,180
Liquidity risk | Later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value	55,599,597	26,739,859
Liquidity risk | Trade accounts payable
Financial Instruments and Risks Management
Financial Liabilities, Book Value	2,376,459	632,565
Financial liabilities, Future Value	2,376,459	632,565
Liquidity risk | Trade accounts payable | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value	2,376,459	632,565
Liquidity risk | Loans, financing and debentures
Financial Instruments and Risks Management
Financial Liabilities, Book Value	63,684,326	35,737,509
Financial liabilities, Future Value	89,708,210	54,020,082
Liquidity risk | Loans, financing and debentures | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value	8,501,278	5,158,441
Liquidity risk | Loans, financing and debentures | Later than one year and not later than two years
Financial Instruments and Risks Management
Financial liabilities, Future Value	5,692,149	4,091,669
Liquidity risk | Loans, financing and debentures | Later than two years and not later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value	29,088,292	18,372,597
Liquidity risk | Loans, financing and debentures | Later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value	46,426,491	26,397,375
Liquidity risk | Lease liabilities
Financial Instruments and Risks Management
Financial Liabilities, Book Value	3,984,070
Financial liabilities, Future Value	7,109,966
Liquidity risk | Lease liabilities | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value	559,525
Liquidity risk | Lease liabilities | Later than one year and not later than two years
Financial Instruments and Risks Management
Financial liabilities, Future Value	1,426,011
Liquidity risk | Lease liabilities | Later than two years and not later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value	1,186,386
Liquidity risk | Lease liabilities | Later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value	3,938,044
Liquidity risk | Liabilities for asset acquisition and subsidiaries
Financial Instruments and Risks Management
Financial Liabilities, Book Value	541,615	992,512
Financial liabilities, Future Value	618,910	1,099,331
Liquidity risk | Liabilities for asset acquisition and subsidiaries | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value	103,132	495,862
Liquidity risk | Liabilities for asset acquisition and subsidiaries | Later than one year and not later than two years
Financial Instruments and Risks Management
Financial liabilities, Future Value	101,149	100,715
Liquidity risk | Liabilities for asset acquisition and subsidiaries | Later than two years and not later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value	315,989	316,730
Liquidity risk | Liabilities for asset acquisition and subsidiaries | Later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value	98,640	186,024
Liquidity risk | Derivative financial instruments
Financial Instruments and Risks Management
Financial Liabilities, Book Value	2,917,913	1,636,700
Financial liabilities, Future Value	8,299,319	2,149,710
Liquidity risk | Derivative financial instruments | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value	1,488,906	790,679
Liquidity risk | Derivative financial instruments | Later than one year and not later than two years
Financial Instruments and Risks Management
Financial liabilities, Future Value	415,791	736,715
Liquidity risk | Derivative financial instruments | Later than two years and not later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value	1,258,200	465,853
Liquidity risk | Derivative financial instruments | Later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value	5,136,422	156,462
Liquidity risk | Other liabilities
Financial Instruments and Risks Management
Financial Liabilities, Book Value	578,061	404,655
Financial liabilities, Future Value	578,061	404,655
Liquidity risk | Other liabilities | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value	456,338	367,314
Liquidity risk | Other liabilities | Later than one year and not later than two years
Financial Instruments and Risks Management
Financial liabilities, Future Value	R$ 121,723	R$ 37,341